Intangible assets (Tables)	12 Months Ended
Sep. 30, 2018
Intangible assets
Schedule of changes in intangible assets and goodwill

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Goodwill
Opening balance	9,012	9,030	6,844	6,844
Disposals1	(15)	-	-	-
Impairment1	(105)	-	-	-
Other adjustments	(2)	(18)	-	-

Closing balance	8,890	9,012	6,844	6,844

Computer software
Opening balance	1,916	1,781	1,758	1,635
Additions	882	766	823	692
Impairment	(2)	(14)	(2)	(14)
Amortisation	(618)	(614)	(565)	(558)
Other adjustments	(1)	(3)	-	3

Closing balance	2,177	1,916	2,014	1,758

Cost	5,727	5,059	4,861	4,249
Accumulated amortisation and impairment	(3,550)	(3,143)	(2,847)	(2,491)

Carrying amount	2,177	1,916	2,014	1,758

Brand Names
Opening balance	670	670	636	636

Closing balance	670	670	636	636

Carrying amount	670	670	636	636

Core deposit intangibles
Opening balance	21	187	21	187
Amortisation	(21)	(166)	(21)	(166)

Closing balance	-	21	-	21

Cost	1,494	1,494	1,279	1,279
Accumulated amortisation	(1,494)	(1,473)	(1,279)	(1,258)

Carrying amount	-	21	-	21

Other intangible assets
Opening balance	33	53	-	3
Additions through business combination	-	-	-	-
Amortisation	(7)	(20)	-	(3)

Closing balance	26	33	-	-

Cost	391	398	160	160
Accumulated amortisation and impairment	(365)	(365)	(160)	(160)

Carrying amount	26	33	-	-

Total intangible assets	11,763	11,652	9,494	9,259

1    The sale of Hastings’ overseas operations and subsequent exit of Hastings’ Australian operations resulted in the entire balance of goodwill previously allocated to Hastings being derecognised ($15m) or impaired ($105m) in 2018.

Schedule of allocation of goodwill

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Consumer Bank	3,359	3,359	3,144	3,144
Business Bank	2,513	2,513	2,378	2,378
Westpac Institutional Bank	487	487	487	487
BT Financial Group (Australia)	2,048	2,048	835	835
New Zealand Consumer Banking and Wealth	470	472	-	-
BT New Zealand	13	13	-	-
Hastings	-	120	-	-

Total goodwill	8,890	9,012	6,844	6,844